Ordinary Shares - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands			4 Months Ended	12 Months Ended
	Mar. 25, 2025 CNY (¥) ¥ / shares shares	Mar. 21, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2025	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Sep. 03, 2025 USD ($)
Class Of Stock [Line Items]
Issuance of Class A ordinary shares | ¥				¥ 28,900	¥ 22,388
Share repurchase | ¥				¥ 3,516	¥ 1,070	¥ 51,393
American Depositary Shares | Share Repurchase Program in September 2023
Class Of Stock [Line Items]
Stock repurchase program, shares repurchased						2,112,724
American Depositary Shares | Share Repurchase Program in September 2024
Class Of Stock [Line Items]
Stock repurchase program, shares repurchased					78,438
American Depositary Shares | Share Repurchase Program in September 2025
Class Of Stock [Line Items]
Stock repurchase program, period			12 months
Stock repurchase program, shares repurchased				206,768
Class A Ordinary Shares
Class Of Stock [Line Items]
Subscription price | ¥ / shares	¥ 0.0397
Issuance of ordinary share, Shares	18,252,336
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				6,869,700	2,426,347	5,555,796
Issuance of Class A ordinary shares | ¥	¥ 28,900
Number of trading days	30 days
Class A Ordinary Shares | Share Repurchase Program in September 2023
Class Of Stock [Line Items]
Share repurchase | ¥						¥ 51,393
Stock repurchase program, shares repurchased						105,636,192
Class A Ordinary Shares | Share Repurchase Program in September 2024
Class Of Stock [Line Items]
Share repurchase | ¥					¥ 1,070
Stock repurchase program, shares repurchased					3,921,900
Class A Ordinary Shares | Share Repurchase Program in September 2025
Class Of Stock [Line Items]
Share repurchase | ¥				¥ 3,516
Stock repurchase program, shares repurchased				10,338,400
Class A Ordinary Shares | Share Repurchase Program in September 2025 | Maximum
Class Of Stock [Line Items]
Amount of stock repurchase plan authorized | $							$ 10,000,000
Class B Ordinary Shares
Class Of Stock [Line Items]
Subscription price | ¥ / shares	¥ 0.0397	¥ 0.0532
Issuance of ordinary share, Shares	83,093,664	58,453,168
Issuance of Class A ordinary shares | ¥	¥ 28,900	¥ 22,388
Number of trading days	30 days	30 days